GOODWILL - IMPAIRMENT TESTS FOR CASH-GENERATING UNITS CONTAINING GOODWILL (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 8,676	¥ 8,634
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	16,537	16,495
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 7,861	¥ 7,861